Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Goodwill	$ 1.7	$ 1.8	$ 1.8
Other intangible assets	2.0	1.8	1.9
Total intangible assets	3.7	3.6	3.7
Tangible fixed assets
Land and buildings	8.1	5.5	3.8
Vessels and capitalized dry-docking	2,826.7	2,070.2	1,855.9
Prepayments on vessels	0.0	86.0	0.0
Other non-current assets under construction	4.6	4.2	0.0
Other plant and operating equipment	3.3	4.4	5.6
Total tangible fixed assets	2,842.7	2,170.3	1,865.3
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.6
Deferred tax asset	3.1	0.4	0.6
Other investments	0.2	0.0	0.2
Total financial assets	7.9	5.0	5.5
Total non-current assets	2,854.3	2,178.9	1,874.5
Current assets
Inventories	68.4	61.7	72.0
Trade receivables	183.9	211.0	259.5
Other receivables	59.6	60.5	74.0
Prepayments	12.2	15.2	10.4
Cash and cash equivalents incl. restricted cash	291.2	295.6	323.8
Current assets excluding assets held for sale	615.3	644.0	739.7
Assets held for sale	0.0	47.2	0.0
Total current assets	615.3	691.2	739.7
TOTAL ASSETS	3,469.6	2,870.1	2,614.2
Equity
Common shares	1.0	0.9	0.8
Share premium	271.0	260.0	167.6
Treasury shares	(4.2)	(4.2)	(4.2)
Hedging reserves	15.5	25.6	39.9
Other reserves	320.0	0.0	0.0
Translation reserves	(0.8)	(0.4)	(0.5)
Retained profit	1,471.5	1,382.2	1,297.8
Equity attributable to TORM plc shareholders	2,074.0	1,664.1	1,501.4
Non-controlling interest	0.8	1.9	2.3
Total equity	2,074.8	1,666.0	1,503.7
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liabilities in the balance sheet	0.3	3.6	6.1
Borrowings	1,061.0	886.9	849.8
Other non-current liabilities	2.9	3.0	3.0
Total non-current liabilities	1,109.4	938.7	904.1
Current liabilities
Borrowings	165.3	172.7	117.1
Trade payables	50.0	43.1	48.5
Current tax liabilities	0.7	0.6	2.0
Other liabilities	61.3	45.2	31.1
Provisions	0.6	0.5	6.8
Prepayments from customers	7.5	3.3	0.9
Total current liabilities	285.4	265.4	206.4
Total liabilities	1,394.8	1,204.1	1,110.5
TOTAL EQUITY AND LIABILITIES	$ 3,469.6	$ 2,870.1	$ 2,614.2